27. Income tax / tax on minimum presumed income payable, net (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Tax On Minimum Presumed Income Payable Net Tables
Income tax provisions
	12.31.17	12.31.16
Current
Tax payable 2017	618,293	243,666
Total Tax payable	618,293	243,666
Tax on minimum national income tax payable, net	-	(64,456)
Tax withholdings	(151,610)	(24,005)
Total current	466,683	155,205